Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Contract loss provisions	£ 10	£ 25
Specific items related to COVID-19
Disclosure of other provisions [line items]
Contract loss provisions	£ 7
Network share
Disclosure of other provisions [line items]
Expected period of costs incurred	20 years